Fixed Assets (Details) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets (Details) [Line Items]
Depreciation expense				$ 435,027	$ 428,977
Fixed assets carrying value				$ 1,316,830	$ 1,359,091
Lab equipment monthly payment	$ 37,171	$ 9,733	$ 19,487
Financed Assets [Member]
Fixed Assets (Details) [Line Items]
Interest rate	8.00%	8.00%	8.00%